Investments Accounted for Using the Equity Method	12 Months Ended
Dec. 31, 2018
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Investments Accounted for Using the Equity Method
19	INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

The amounts recognized in the consolidated balance sheets are as follows:

	As of	As of	As of
	December 31, 2018	January 1, 2018	December 31, 2017
		(As restated) (Note 3)	(As previously reported)
	Million	Million	Million

Associates	144,059	129,442	131,636
Joint ventures	1,266	863	863

	145,325	130,305	132,499

Details of principal associates are as follows:

Name of associate	Place of incorporation/ establishment and operation	Proportion of ownership interest held by the Company or its subsidiary	Principal activity

Listed company

SPD Bank	PRC	18%	Provision of banking services

China Tower Corporation Limited (“China Tower”)	PRC	28%	Construction, maintenance and operation of telecommunications towers

IFLYTEK Co., Ltd. (“IFLYTEK”)	PRC	13%	Provision of Chinese speech and language technology products and services

True Corporation Public Company Limited (“True Corporation”)	Thailand	18%	Provision of telecommunications services

(i)	Summary financial information on principal associates:

	SPD Bank
	As of December 31
	2018	2017
	Million	Million

Total assets	6,289,606	6,137,240
Total liabilities	5,811,226	5,706,255
Total equity	478,380	430,985

Total equity attributable to ordinary equity shareholders	441,642	395,484
Percentage of ownership of the Group	18%	18%

Total equity attributable to the Group	80,291	71,896
The impact of fair value adjustments at the time of acquisition, goodwill and others	6,660	6,663

Interest in associates	86,951	78,559

	China Tower		IFLYTEK		True Corporation
	As of December 31		As of December 31		As of December 31
	2018	2017	2018	2017	2018	2017
	Million	Million	Million	Million	Million	Million

Total current assets	31,799	30,517	7,762	7,329	26,309	23,566
Total non-current assets	283,565	292,126	7,540	6,151	78,251	69,511
Total current liabilities	114,759	150,041	5,813	4,428	43,097	39,589
Total non-current liabilities	20,103	45,107	1,278	1,042	33,215	26,643
Total equity	180,502	127,495	8,211	8,010	28,248	26,845

Total equity attributable to equity shareholders	180,502	127,495	7,971	7,759	28,123	26,711
Percentage of ownership of the Group	28%	38%	13%	13%	18%	18%

Total equity attributable to the Group	50,414	48,448	1,075	1,047	5,062	4,808
The impact of fair value adjustments at the time of acquisition, goodwill and others	—	—	812	805	2,851	2,664
Elimination of unrealized profits resulting from the transfer of Tower Assets and its realization	(3,115)	(4,856)	—	—	—	—

Interest in associates	47,299	43,592	1,887	1,852	7,913	7,472

Note:

The Group has recognized its share of SPD Bank’s and IFLYTEK’s comprehensive income for the year 2018 based on the unaudited financial information released and publicly disclosed by SPD Bank and IFLYTEK.

On August 8, 2018, China Tower successfully listed on the Main Board of The Stock Exchange of Hong Kong Limited and made an offering of 46,663,856,000 new ordinary shares (including both Hong Kong and International offerings with over-allotment option exercised) at a price of HK$1.26 per share. The Group’s shareholding in China Tower has been diluted from 38% to 28% and the gain as a result of equity interest dilution following the initial public offering of China Tower amounted to approximately RMB2,271 million was recorded in income from investments accounted for using the equity method.

	SPD Bank			China Tower
	2018	2017	2016	2018	2017	2016
	Million	Million	Million	Million	Million	Million
Revenue	171,542	168,619	160,792	71,819	68,665	54,474
Profit/(loss) before taxation	65,284	69,828	69,975	3,475	2,685	(776)
Profit/(loss) attributable to ordinary equity shareholders for the year	54,189	52,533	51,374	2,650	1,943	(575)
Other comprehensive income/(loss)	6,979	(5,568)	(5,480)	—	—	—
Total comprehensive income/(loss)	61,168	46,965	45,894	2,650	1,943	(575)
Dividends received from associates	533	821	1,921	—	—	—

	IFLYTEK			True Corporation
	2018	2017	2016	2018	2017	2016
	Million	Million	Million	Million	Million	Million
Revenue	7,917	5,458	3,320	33,214	28,262	23,520
Profit/(loss) before taxation	659	584	561	2,662	726	(437)
Profit/(loss) attributable to ordinary equity shareholders for the year	542	428	484	1,444	465	(531)
Other comprehensive (loss)/income	1	—	—	(46)	32	(87)
Total comprehensive income/(loss)	543	428	484	1,398	497	(618)
Dividends received from associates	18	18	18	39	—	5

(ii)

The fair values of the interests in listed associates are based on quoted market prices (level 1: quoted price (unadjusted) in active markets) at the balance sheet date without any deduction for transaction costs and disclosed as follows:

	As of December 31, 2018		As of December 31, 2017
	Carrying amount	Fair value	Carrying amount	Fair value
	Million	Million	Million	Million
SPD Bank	86,951	52,282	78,559	67,166
China Tower	47,299	63,738	43,592	NA
IFLYTEK	1,887	6,623	1,852	10,598
True Corporation	7,913	6,589	7,472	7,450

(iii)	The Group assesses at the end of each reporting period whether there is objective evidence that interest in associates are impaired.

As of December 31, 2018, the fair value of investment in SPD Bank was assessed to be RMB52,282 million (2017: RMB67,166 million), which was below its carrying amount by approximately 39.9% (2017: approximately 14.5%). Management of the Group performed an impairment test and determined the respective recoverable amount of the investment by the adoption of the VIU method. The calculation has considered pre-tax cash flow projections of SPD Bank for the five years ending December 31, 2023 with an extrapolation made to perpetuity. The discount rate used to discount the cash flows to their respective net present values was based on cost of capital used to evaluate investments of similar nature in Mainland China. Management judgement is required in estimating the future cash flows of SPD Bank. The key assumptions are determined with reference to external sources of information. Based on the management’s assessment results and sensitivity analysis performed, there was no impairment of the investment as of December 31, 2018.

As of December 31, 2018, the fair value of investment in True Corporation was assessed to be RMB6,589 million (2017: RMB7,450 million), which was below its carrying amount by approximately 16.7% (2017: approximately 0.3%). Management of the Group performed an impairment test and determined its recoverable amount as the higher of its fair value less costs of disposal and VIU. Based on the management’s assessment results, there was no impairment of the investment as of December 31, 2018.

Other than above, the management has determined that there was no impairment indicator of the Group’s interests in other associates as of December 31, 2017 and 2018.

Details of a major joint venture are as follows:

In 2015, CMC, a wholly-owned subsidiary of the Company, together with State Development & Investment Corporation and China Mobile State Development & Investment Management Company Limited (45% of its registered capital is owned by CMCC), established China Mobile Innovative Business Fund (Shenzhen) Partnership (Limited Partnership) (the “Fund”). The Group recognized the investment as interest in a joint venture. CMC committed to invest RMB1,500 million in cash, which represents 50% of the equity interest of the Fund. As of December 31, 2018, CMC had contributed RMB1,134 million (2017: RMB759 million) to the Fund with an outstanding commitment to further invest RMB366 million (2017: RMB741 million) to the Fund upon a request lodged by the Fund. There were no contingent liabilities relating to the Group’s interest in this joint venture as of December 31, 2018.